Derivative Liabilities (Details Textual)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Derivative Liabilities (Textual)
Warrants to purchase of common shares | shares	4,955,000
Warrants exercise price | $ / shares	$ 0.40
Warrats term	3 years
Expected dividend yield	0.00%
Fair value of derivative warrants and recorded loss | $	$ 112,342